EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
E&E ASSETS
Schedule of exploration and evaluation assets

	Kelly	Fourmile	Lone	Miller
	Creek	Basin	Mountain	Project	Total
	$	$	$	$	$
Expenditures:
Acquisition costs*	66,233	67,120	104,240	—	237,593
Consulting	24,870	15,406	4,519	—	44,795
Geology	1,642	—	—	—	1,642
Geophysics	9,642	651	—	—	10,293
Mapping	1,889	—	—	—	1,889
Mining rights and claim fees	126,732	128,769	—	—	255,501
Reports	40,618	—	—	—	40,618
Share-based compensation	32,567	227,966	32,567	—	293,100
Travel	—	1,475	—	—	1,475
Total exploration costs	304,193	441,387	141,326	—	886,906
Movement in foreign exchange	(9,048)	—	(2,487)	—	(11,535)
Balance at December 31, 2020	295,145	441,387	138,839	—	875,371

Expenditures:
Acquisition costs*	63,000	43,412	37,800	78,300	222,512
Consulting	827	27,004	9,152	2,660	39,643
Field work	—	2,337	—	—	2,337
Finders fees	—	—	—	12,630	12,630
Geophysics	—	—	—	4,016	4,016
Mapping	—	351	230	7,302	7,883
Mining rights and claim fees	120,907	69,309	101,266	145,189	436,671
Technical reports	1,426	7,759	14,287	—	23,472
Travel	—	6,130	—	—	6,130
Total exploration costs	186,160	156,302	162,735	250,097	755,294
Movement in foreign exchange	32	—	461	885	1,378
Balance at December 31, 2021	481,337	597,689	302,035	250,982	1,632,043

*Acquisition costs includes pre-production payments, lease payments, and advanced royalty payments

Kelly Creek
E&E ASSETS
Schedule of minimum expenditures to be incurred for exploration and development works

	Original		Amended
September 1, 2021		$1,000,000	$	nil
June 1, 2022		$1,000,000	$	nil
September 1, 2022	$	nil		$750,000	*
June 1, 2023		$1,500,000		$1,000,000
June 1, 2024		$1,500,000		$1,500,000
June 1, 2025	$	nil		$1,500,000

*$400,000 of which must be spent on geophysics, geochemistry, drilling, or other mutually agreed program.

Schedule of advance royalty payments

October 1, 2020	$20,000		Paid
October 1, 2021	$20,000		Paid
October 1, 2022	$20,000		Paid
October 1, 2023 and every year thereafter	$50,000	(1)

(1)	In accordance with the terms of the agreement, the amount will be adjusted for inflation.

October 1, 2020	US$	20,000	(paid)
October 1, 2021	US$	20,000	(paid)
October 1, 2022	US$	20,000
October 1, 2023 and annually thereafter	US$	50,000	(as adjusted for inflation)

Fourmile Basin
E&E ASSETS
Schedule of minimum expenditures to be incurred for exploration and development works

Year 1 from Effective Date	US$	30,000	(fulfilled)
Year 2 to Year 3 from Effective Date	US$	50,000	($34,000 fulfilled as at December 31, 2021)

October 24, 2020	US$	5,000	(fulfilled)
October 24, 2021	US$	10,000	(fulfilled)
October 24, 2022	US$	15,000	(fulfilled)
October 24, 2023	US$	20,000	(US$10,000 fulfilled)
October 24, 2024 and every year thereafter	US$	20,000

Schedule of advance royalty payments

October 24, 2020	$10,000	Paid
October 24, 2021	$15,000	Paid
October 24, 2022	$20,000	Paid
October 24, 2023 and every year thereafter	$25,000

October 24, 2020	US$	10,000	(paid)
October 24, 2021	US$	15,000	(paid)
October 24, 2022	US$	20,000
October 24, 2023 and every year thereafter	US$	25,000

Schedule of pre-production payments

June 18, 2020	$25,000	Paid
	33,333 common shares	Issued
December 18, 2020	$5,000	Paid
June 18, 2021	$10,000	Paid
December 18, 2021	$10,000	Paid
June 18, 2022	$15,000	Paid
December 18, 2022 and every six months thereafter	$20,000	Paid

Effective Date	US$	25,000 cash	(paid)
		33,333 Company shares	(issued)
6 months after Effective Date (December 18, 2020)	US$	5,000 cash	(paid)
12 months after Effective Date (June 18, 2021)	US$	10,000 cash	(paid)
18 months after Effective Date (December 18, 2021)	US$	10,000 cash	(paid)
24 months after Effective Date (June 18, 2022)	US$	15,000	cash
30 months after Effective Date and every 6 months thereafter	US$	20,000	cash

Lone Mountain
E&E ASSETS
Schedule of minimum expenditures to be incurred for exploration and development works

	Original		Amended
September 1, 2021	US$	150,000	US$	nil
September 1, 2022	US$	250,000	US$	400,000
September 1, 2023	US$	300,000	US$	300,000
September 1, 2024	US$	300,000	US$	300,000
September 1, 2025	US$	400,000	US$	400,000
September 1, 2026	US$	400,000	US$	400,000

Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000
November 1, 2024	$30,000
November 1, 2025 and every year thereafter(1)	$30,000

(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Within 5 days of signing the lease	US$	80,000	(paid)
November 1, 2021	US$	30,000	(paid)
November 1, 2022	US$	30,000
November 1, 2023	US$	30,000
November 1, 2024	US$	40,000
November 1, 2025 and each year thereafter		Increasing by US$10,000/year thereafter to a maximum of US$200,000

Miller Project
E&E ASSETS
Schedule of annual lease payments

Signing of the lease	$50,000		Paid
	5,000 common shares		Issued
February 1, 2022	$25,000		Paid
February 1, 2023	$25,000		Paid	(1)
February 1, 2024 and every year thereafter	$30,000	(2)

(1)	The amount was paid subsequent to December 31, 2022.
(2)	Lease payments of $30,000 are required every year after February 1, 2024, until a total of $500,000 has been paid.

Within 5 days of signing the lease	US$	50,000	(paid)
		5,000 Company shares	(issued)
February 1, 2022	US$	25,000	(subsequently paid)
February 1, 2023	US$	25,000
February 1, 2024 and each year thereafter		US$30,000 until a total of US$500,000 has been paid